Intangible Assets - Intangible Assets , net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 23,039	$ 20,502
Accumulated Amortization	12,093	(7,781)
Net Book Value	10,946	12,721	$ 9,917
Foreign currency exchange	200
Data sharing agreement
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	10,653	10,345	10,502
Accumulated Amortization	3,085	(1,518)	4,166
Net Book Value	7,568	8,827	6,336
Foreign currency exchange		300
Amortization expenses	1,400	1,400
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	12,386	10,157	14,317
Accumulated Amortization	9,008	(6,263)	10,736
Net Book Value	3,378	3,894	$ 3,581
Amortization expenses	$ 2,400	$ 1,500